Income tax	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Income tax

18 Income tax

	Note	2018	2017	2016
Current tax
Current year		54	220	33
Adjustments to prior years		(36)	47	(46)
		18	267	(13)
Deferred tax	43
Origination/(reversal) of temporary differences		23	397	102
Changes in tax rates/bases		(30)	(550)	93
Changes in deferred tax assets as a result of recognition/write off of previously not recognized/recognized tax losses, tax credits and deductible temporary differences		(35)	(45)	(54)
Non-recognition of deferred tax assets		17	41	33
Adjustments to prior years		48	(45)	12
		22	(201)	185
Income tax for the period (income)/charge		40	65	172

Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:		2018	2017	2016
Income before tax		751	2,534	610
Income tax calculated using weighted average applicable statutory tax rates		178	745	239

Difference due to the effects of:
Non-taxable income		(80)	(157)	(126)
Non-tax deductible expenses		28	28	21
Changes in tax rate/base		(30)	(550)	93
Different tax rates on overseas earnings		-	(1)	8
Tax credits		(68)	(67)	(41)
Other taxes		29	67	38
Adjustments to prior years		11	2	(34)
Origination and change in contingencies		2	9	8
Changes in deferred tax assets as a result of recognition/write off of previously not recognized/recognized tax losses, tax credits and deductible temporary differences		(35)	(45)	(54)
Non-recognition of deferred tax assets		17	41	33
Tax effect of (profit)/losses from joint ventures and associates		(9)	(7)	(7)
Other		(3)	(1)	(6)
		(138)	(680)	(67)
Income tax for the period (income)/charge		40	65	172

The weighted average applicable statutory tax rate for 2018 is 23.7% (2017: 29.4%; 2016: 39.2%). The decrease in the weighted average applicable statutory tax rate compared to 2017 is mainly due to the high contribution of income before tax in the Netherlands versus income before tax in the United Kingdom and the United States.

Non-taxable income in 2018 is lower compared to previous years because of the decrease of the US corporate income tax rate from 35% to 21% as from January 1, 2018. Non-taxable income in 2017 includes the tax exempt sale proceeds of the Dutch Unirobe Meeùs Group.

Changes in tax rate/base in 2017 highly benefited by the decrease of the US corporate income tax rate from 35% to 21% as from January 1, 2018.

Changes in tax rate/base in 2016 was heavily impacted by the release of profits from other comprehensive income (OCI) to income statement in the United Kingdom. These profits were taxed in the past against high historic tax rates and were released from OCI to the income statement against a lower statutory tax rate in 2016. The difference caused a negative impact in changes in tax rate/base.

In the Netherlands, the corporate income tax rate will decrease from 25% to 22.55% as from January 1, 2020 and will further decrease to 20.5% as from January 1, 2021. The beneficial impact of this tax rate change is included in the 2018 change in tax rate/ base. In the UK, the corporate income tax rate will decrease from 19% to 17% with effect from April 1, 2020. The minor impact of this tax rate change was included in the 2016 change in tax rate/base. In Hungary, the corporate income tax rate decreased from 19% to 9% as from January 1, 2017. The minor impact of this tax rate change was included in the 2016 change in tax rate/base.

Tax credits in 2018 and 2017 increased by US foreign tax credits. Tax credits include tax benefits from US investments that provide affordable housing to individuals and families that meet median household income requirements and from investing in solar energy.

Adjustments to prior years in 2016 included a one-time tax benefit in the US caused by the revised tax deduction for dividends received on prior filed tax returns.

The following tables present income tax related to components of other comprehensive income and retained earnings.

		2018	2017	2016
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use		7	9	(3)
Remeasurements of defined benefit plans		(15)	(175)	89
		(8)	(166)	86
Items that may be reclassified subsequently to profit and loss:
Gains/losses on revaluation of available-for-sale investments		530	(134)	(187)
Gains/losses transferred to the income statement on disposal and impairment of available-for-sale investments		(17)	441	427
Changes in cash flow hedging reserve		1	567	24
Movement in foreign currency translation and net foreign investment hedging reserve		(20)	76	(39)
		493	951	225
Total income tax related to components of other comprehensive income		485	785	311

	Note	2018	2017	2016
Income tax related to equity instruments and other
Income tax related to equity instruments	33	38	44	44
Other		(12)	14	(3)
Total income tax recognized directly in retained earnings		26	58	41

In 2017, the income tax related to components of OCI included a deferred tax benefit of EUR 479 million caused by the decrease of the US corporate income tax rate from 35% to 21% as from January 1, 2018.

Aegon N.V [member]
Statement [LineItems]
Income tax

7 Income tax

	2018	2017
Current Tax

Current Tax	2	1

Income tax for the period (income)/charge	2	1

Reconciliation between standard and effective tax

Income before tax	(124)	(43)

Tax on income on Dutch corporate income tax rate	31	11

Differences due to the effect of:

Non deductible expenses	(5)	(11)

Adjustments prior year	(24)	-
Total	2	1